Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity

20 Equity

a.      Share capital:    Share capital on December 31, 2023 and December 31, 2022 was US$13,177,841, represented by 2,218,116,370 common shares, having no nominal value and there were no changes in the year ended at December 31, 2023.

	December 31, 2023		December 31, 2022		December 31, 2021
	Quantity	US$ thousand	Quantity	US$ thousand	Quantity	US$ thousand
Initial balance	2,218,116,370	13,177,841	2,373,866,570	13,177,841	2,623,373,646	13,177,841
Cancellation of treasury shares	—	—	(155,750,200)	—	(249,507,076)
Final balance	2,218,116,370	13,177,841	2,218,116,370	13,177,841	2,373,866,570	13,177,841

b.      Capital reserves:

b1.    Premium on issue of shares:    Refers to the difference between the subscription price that the stockholders pay for the shares and their fair value;

b2.    Capital transaction:    Includes transactions resulting from equity changes resulting from the repurchase of PPC shares and the compensation plan with shares of subsidiaries.

c.      Other reserves:    Refers to revaluations of fixed assets prior to IFRS adoption. Other reserves are transferred to retained earnings in proportion with the realization of revalued assets through depreciation, disposal and retirement.

c.      Profit reserve:

d1.    Treasury shares:

Treasury share activity were as follows:

	December 31, 2022		December 31, 2021
	Quantity	US$ thousand	Quantity	US$ thousand
Balance at the beginning of the period	80,062,600	619,298	12,848,500	107,550
Purchase of treasury shares	97,687,600	719,393	396,907,500	1,922,142
Disposal of treasury shares	(22,000,000)	(169,408)	(80,000,000)	(713)
Treasury shares used in stock option plan(1)	—	—	(186,324)	—
Cancellation of treasury shares	(155,750,200)	(1,121,507)	(249,507,076)	(811)
Exchange variation	—	(47,776)	—	(1,408,870)
Balance at the end of the period	—	—	80,062,600	619,298

(1)      Refers to treasury shares for stock options exercised effectively.

For the year ended at 31, December, 2023 there were no treasury shares transactions.

d2.    Dividends:    On June 19, 2023, the Group approved the distribution of proposed interim dividends related to the net profit as of December 31, 2022, in the total amount of US$458,165, corresponding to US$0.21 per ordinary share, using the shareholder base as of June 22, 2023. The interim dividends were paid to shareholders on June 29, 2023. The Group closed the year ended December 31, 2023, with an accumulated loss; therefore, there is no requirement to distribute minimum dividends.

d3.    Legal reserve:    In accordance with the Brazilian Corporate Law and the Group’s by-laws, 5% of the net profits must be allocated for each fiscal year to the legal reserve until the aggregate amount of the reserve equals 20% of the share capital.

d4.    Investments statutory:    Consists of the remaining balance of the net income accumulated over time after the computation of the legal reserve and dividend distribution. The purpose of this reserve is to provide funds for the investment in operating assets, absorb losses and repurchase of the own shares (to remain in treasury or cancelation) and this reserve cannot exceed the share capital.

d5.    Tax incentive reserve:    Arise from investments grants given by State governments such as partial or full reduction of in the calculation basis of certain goods in the production chain, in accordance with the regulations of each State. The amounts related to tax incentive recorded as income in the statements of income, if used to reduce profit taxes, they will be transferred from retained earnings to the tax incentive reserve in the years in which the Group presents net income in a higher amount of the reclassification amount.

During the year ended on December 31, 2023, the Group and its subsidiaries recorded government subsidies in the amount of US$820,028, from this amount, US$20,147 million from the indirect subsidiary Seara was constituted on tax incentives because the Group reported a profit in the fiscal year 2023. The difference of US$799,881 million will be recognized in the tax incentive reserve account as the accumulated loss is absorbed by future profits, and this amount will reduce the value of dividends in subsequent periods.

e.      Other comprehensive income:    Composed by gain on cash flow hedge, Gains (losses) associated with pension and other postretirement benefit obligations, valuation adjustments to equity in subsidiaries, loss on net investment in foreign operations and gain on foreign currency translation adjustments. In the financial statement which includes the foreign entity, such exchange variations must be recognized, initially, in other comprehensive income in a specific equity account, and must be transferred from equity to the income statement when the net investment is written off.

e1.    Net investment of foreign operations:    The Group has certain intercompany loans balances with a foreign subsidiary which will not be settled through cash but with equity transactions, such as capital increase or reduction. Therefore, these balances are an extension of the subsidiary’s investment, thus they are considered as net investment on foreign operations. The exchange variation is recognized in other comprehensive income and reclassified from equity to profit or loss on disposal of net investment, during the period.

f.       Non-controlling interest:    Material non-controlling interest as of December 31, 2023 consisted of the 17.5% (17.3% as of December 31, 2022), of PPC common stock not owned by JBS USA. JBS USA’s voting rights in PPC are limited to 82.5% as of December 31, 2023 (82.7% as of December 31, 2022) of the total. The profit allocated to the PPC non-controlling interest was US$67,153, US$147,429 and US$6.9 million for the years ended December 31, 2023, 2022 and 2021, respectively. The accumulated non-controlling interest in PPC was US$728,551 as of December 31, 2023 (US$639,664 as of December 31, 2022). For the year ended December 31, 2023, purchase of treasury stock by PPC was nil (US$89,216 for the year ended December 31, 2022). Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the years indicated.

	2023	2022	2021
Net Revenue	17,362,217	17,468,377	14,777,458
Net Income	322,317	746,538	31,268
Net cash provided by operating activities	677,877	669,863	326,459

Total assets	9,810,361	9,255,769	8,913,205
Total liabilities	6,465,784	6,402,493	6,324,271